LONG TERM INVESTMENTS (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	$ 3,939,000
Net Additions And (warrants Exercised)	83,000
Movements In Foreign Exchange	(173,000)
Fair Value Adjustments For The Period	(2,103,000)
Fair Value Of Long Term Investments, Ending Balance	1,746,000
Talisker Resources Ltd [Member] | Common Shares [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	3,880,000
Net Additions And (warrants Exercised)	0
Movements In Foreign Exchange	(134,000)
Fair Value Adjustments For The Period	(2,106,000)
Fair Value Of Long Term Investments, Ending Balance	1,640,000
Silver Wolf Exploration Ltd. [Member] | Common Share [Member]
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	59,000
Net Additions And (warrants Exercised)	30,000
Movements In Foreign Exchange	(35,000)
Fair Value Adjustments For The Period	(3,000)
Fair Value Of Long Term Investments, Ending Balance	51,000
Endurance Gold Corp. Common Shares
Statement [Line Items]
Fair Value Of Long Term Investments, Beginning Balance	0
Net Additions And (warrants Exercised)	53,000
Movements In Foreign Exchange	(4,000)
Fair Value Adjustments For The Period	6,000
Fair Value Of Long Term Investments, Ending Balance	$ 55,000